Deposits (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2017
Time Deposits	$ 182,595,000	$ 160,849,000		$ 204,235,000
Interest Expense, Time Deposits	2,156,000	1,920,000	$ 1,971,000
Brokered Deposits	13,567,000	11,168,000
Related Party Deposit Liabilities	19,279,000	17,163,000
Demand Deposit [Member]
Demand deposit overdrafts reclassified as loans	$ 285,000	$ 567,000